SUBSEQUENT EVENTS (Details) (USD $)	6 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended		6 Months Ended	1 Months Ended			1 Months Ended			1 Months Ended
	Jun. 30, 2014	Jan. 31, 2014 4 Independent Directors [Member]	Jun. 30, 2014 4 Independent Directors [Member]	Mar. 31, 2014 March 2014 New Employee [Member]	Jun. 30, 2014 March 2014 New Employee [Member]	Mar. 31, 2014 March 2014 New Employee 2 [Member]	Jun. 30, 2014 March 2014 New Employee 2 [Member]	Mar. 31, 2014 March 2014 New Employee 3 [Member]	Jun. 30, 2014 March 2014 New Employee 3 [Member]	Mar. 31, 2014 March 2014 New Employee 4 [Member]	Jun. 30, 2014 March 2014 New Employee 4 [Member]	Mar. 31, 2014 March 2014 New Employee 5 [Member]	Jun. 30, 2014 March 2014 New Employee 5 [Member]	Mar. 31, 2014 CEO [Member]	May 31, 2012 CEO [Member]	Jun. 30, 2014 CEO [Member]	Mar. 31, 2014 Warrant Transaction for Consulting Services [Member]	Jun. 30, 2014 Warrant Transaction for Consulting Services [Member]	Apr. 30, 2007 Warrant Transaction for Consulting Services [Member]	Dec. 31, 2013 Senior Advisor [Member]	Dec. 31, 2012 Senior Advisor [Member]	Jun. 30, 2014 Senior Advisor [Member]	Jan. 31, 2014 Subsequent Event [Member] 4 Independent Directors [Member]	Mar. 31, 2014 Subsequent Event [Member] March 2014 New Employee [Member]	Mar. 31, 2014 Subsequent Event [Member] March 2014 New Employee 2 [Member]	Mar. 31, 2014 Subsequent Event [Member] March 2014 New Employee 3 [Member]	Mar. 31, 2014 Subsequent Event [Member] March 2014 New Employee 4 [Member]	Mar. 31, 2014 Subsequent Event [Member] March 2014 New Employee 5 [Member]	Mar. 31, 2014 Subsequent Event [Member] CEO [Member]	Mar. 31, 2014 Subsequent Event [Member] Warrant Transaction for Consulting Services [Member]	Jan. 31, 2014 Subsequent Event [Member] Senior Advisor [Member]	Jul. 31, 2014 Subsequent Event [Member] July 2014 Warrant Transaction for Accounting Services [Member]
Subsequent Event [Line Items]
Pricing model used in calculation of grant-date fair value	Black-Scholes
Option granted, shares (upper limit)		50,000	200,000	30,000	30,000	75,000	75,000	50,000	50,000	125,000	125,000	30,000	30,000	40,000	500,000	40,000					125,000		50,000	30,000	75,000	50,000	125,000	30,000	40,000
Option granted, purchase price		$ 0.715		$ 0.92		$ 0.92		$ 0.92		$ 0.92		$ 0.92		$ 0.92	$ 1.30						$ 0.93		$ 0.715	$ 0.92	$ 0.92	$ 0.92	$ 0.92	$ 0.92	$ 0.92
Option granted, expiration date																							10 years	10 years	10 years	10 years	10 years	10 years	10 years	5 years	5 years
Option granted, value		$ 29,440		$ 23,304		$ 58,384		$ 38,922		$ 96,211		$ 22,222		$ 29,630	$ 613,805						$ 97,692		$ 29,440	$ 23,865	$ 59,792	$ 39,862	$ 98,565	$ 22,771	$ 30,362
Vesting immediately		20,000															2,500			25,000	31,256		20,000							25,000	25,000	8,333
Number of common shares that can be purchased through warrant																	100,000	100,000	900,000	100,000		100,000								100,000	100,000	100,000
Exercise of warrants, price per share																	0.92		0.25			0.715								0.92	0.715	0.95
Fair value of warrant																	$ 66,936		$ 604,416			$ 53,313								$ 66,936	$ 53,313	$ 63,576
Vesting period																				10 months												12 months
Expiration period		10 years		10 years		10 years		10 years		10 years		10 years		10 years	10 years		5 years			5 years	5 years											5 years
Option granted, number of shares vesting in installments		10,000		3,750		9,375		6,250		15,625		7,500		10,000	125,000		7,500			75,000	7,812		10,000	3,750	9,375	6,250	15,625	7,500	10,000	7,500	7,500	8,333
Option granted, number of shares vesting on first day of twelfth month																																8,337
Frequency of vesting installments		Quarterly		Quarterly		Quarterly		Quarterly		Quarterly		Quarterly		Quarterly	Quarterly		Monthly			Monthly	Monthly		Quarterly	Quarterly	Quarterly	Quarterly	Quarterly	Quarterly	Quarterly	Quarterly	Monthly	Monthly